Related parties	12 Months Ended
Dec. 31, 2023
Related parties [Abstract]
Related parties
48.	Related parties
Intra-group balances, and income and expenses arising from intra-group transactions are eliminated in preparing the consolidated financial statements. In accordance with IAS 24, the Group defines the retirement benefit plans of the associates, key management and their families, the consolidation group and related parties as the scope of related parties. The amount of profit and loss, bond and debt balance between the Group and the related parties are disclosed. For details of the subsidiaries and associates, refer to ‘Note 16’.

(a)	Balances with the related parties as of December 31, 2022 and 2023 are as follows:

Related party	Account	2022		2023
Investments in associates:
BNP Paribas Cardif Life Insurance	Other assets	~~W~~	38	32
”	Credit card loans		117	105
”	ACL		—	(1)
”	Deposits		18,745	2,984
”	Allowance for Undrawn Commitment		1	2
Partners 4th Growth Investment Fund (*1)	Deposits		742	—
Incorporated association Finance Saving Information Center	Deposits		2	7
Nomura-Rifa Private Real Estate Investment Trust No.19	Loans		11,880	11,529
”	Other assets		44	51
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Other assets		427	310
KOREA FINANCE SECURITY CO., LTD	Deposits		415	132

Related party	Account	2022		2023
Investments in associates (continued):
Hermes Private Investment Equity Fund (*1)	Deposits	~~W~~	218	—
Korea Credit Bureau	Deposits		721	640
Goduck Gangil1 PFV Co., Ltd	Loans		6,825	—
”	ACL		(20)	—
”	Deposits		3	11
SBC PFV Co., Ltd	Deposits		21,163	13,113
Sprott Global Renewable Private Equity Fund I (*1)	Deposits		100	—
Goduck Gangil10 PFV Co., Ltd	Loans		3,100	1,100
”	ACL		(9)	(5)
”	Deposits		26,880	7,568
Shinhan Global Healthcare Fund 2	Deposits		1	1
IMM Special Situation 1-2 PRIVATE EQUITY FUND (*1)	Deposits		151	—
Future-Creation Neoplux Venture Capital Fund	Account receivables		3,949	3,600
Neoplux Market-Frontier Secondary Fund	Account receivables		904	592
Gyeonggi-Neoplux Superman Fund	Account receivables		623	1,174
Shinhan-Neoplux Energy Newbiz Fund	Account receivables		978	1,883
SHINHAN-NEO Core Industrial Technology Fund	Account receivables		124	123
KTC-NP Growth Champ 2011-2 Private Equity Fund (*1)	Account receivables		2,675	—
Neoplux No.3 Private Equity Fund	Account receivables		3,190	5,866
NV Station Private Equity Fund (*1)	Deposits		21	—
Korea Digital Asset Custody	Deposits		153	34
SW-S Fund (*1)	Deposits		112	—
Shinhan Smilegate Global PEF I	Unearned revenue		9	7
WaveTechnology co.Ltd	Deposits		41	17
SHINHAN-NEO Market-Frontier 2nd Fund	Account receivables		513	1,596
iPIXEL Co.,Ltd.	Deposits		225	11
CJL No.1 Private Equity Fund	Deposits		603	265
NewWave 6th Fund	Account receivables		849	984
Nova New Technology Investment Fund No.1 (*1)	Deposits		215	—
DS Power Semicon Private Equity Fund (*1)	Deposits		100	—
Genesis No.1 Private Equity Fund (*1)	Deposits		19	—
DDI LVC Master Real Estate Investment Trust Co., Ltd.	Deposits		59	923

Related party	Account	2022		2023
Investments in associates (continued):
Newlake Growth Capital Partners2 PEF (*1)	Deposits	~~W~~	353	—
Logisvalley Shinhan REIT Co.,Ltd.	Loans		43,000	33,000
”	ACL		(28)	(36)
”	Account receivables		81	—
”	Accrued income		—	81
”	Deposits		1,421	1,134
Shinhan-Albatross tech investment Fund	Deposits		3,402	2,229
Shinhan Global Active REIT Co.Ltd	Deposits		393	206
Shinhan VC tomorrow venture fund 1	Account receivables		850	730
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1 (*2)	Accrued income		1	—
SH Global Net Zero Solution Security Investment Trust	Accrued income		2	2
SEOKWANG T&I	Deposits		1	1
Shinhan Time 1st Investment fund	Deposits		238	151
DeepBlue No.1 Private Equity Fund (*1)	Deposits		400	—
Shinhan-Cognitive Start-up Fund L.P.	Unearned revenue		—	52
NH-J&-IBKC Label Technology Fund	Deposits		—	301
Shinhan-JW Mezzanin New Technology Fund 1st	Unearned revenue		—	7
Shinhan M&A-ESG Investment fund	Account receivables		—	285
Shinhan General Private Real Estate Investment Trust No.3	Accrued income		—	13
Capston General Private Real Estate Investment Trust No.26(Professional)	Deposits		—	1
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.	Accrued income		—	21
Key management personnel and their immediate relatives:	Loans		6,561	5,003

	Assets		86,674	68,038

	Liabilities	~~W~~	76,907	29,797

(*1)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2023.
(*2)	For the year ended December 31, 2023, it is incorporated into the consolidation target as the Group held control due to increased equit y ratio.

(b)	Transactions with the related parties for the years ended December 31, 2021, 2022 and 2023 are as follows:

Related party	Account	2021		2022	2023
Investments in associates
BNP Paribas Cardif Life Insurance	Fees and commission income	~~W~~	3,023	1,890	4,125
”	Provision for credit loss		—	—	(2)
”	Interest expense		(13)	(52)	(57)
”	General and administrative expenses		(2)	(1)	—
Shinhan Praxis K-Growth Global Private Equity Fund	Fees and commission income		323	42	—
Shinhan EZ General Insurance Co., Ltd. (*3)	Fees and commission income		10	2	—
”	Reversal for credit loss		6	5	—
”	Interest expense		(1)	(1)	—
SM New Technology Business Investment Fund I (*1)	Fees and commission income		187	—	—
Partners 4th Growth Investment Fund (*4)	Interest expense		(11)	(12)	—
Shinhan-Albatross Tech Investment Fund	Fees and commission income		129	146	115
”	Interest expense		—	(7)	(4)
Shinhan-Midas Dong-A Secondary Fund	Fees and commission income		115	121	—
Shinhan-Nvestor Liquidity Solution Fund	Fees and commission income		271	181	173
Shinhan-PS Investment Fund No.1	Fees and commission income		20	15	25
Nomura-Rifa Private Real Estate Investment Trust No.19	Interest income		530	522	568
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Fees and commission income		974	1,550	1,262
KOREA FINANCE SECURITY CO., LTD	Fees and commission income		8	6	4
”	Interest expense		(1)	—	—
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Fees and commission income		1,028	140	589
Shinhan-Rhinos 1 Fund (*2)	Fees and commission income		47	61	—

Related party	Account	2021		2022	2023
Investments in associates (continued)
SHINHAN-CORE TREND GLOBAL FUND1 (*2)	Fees and commission income	~~W~~	106	—	—
Kiwoom-Shinhan Innovation Fund I	Fees and commission income		240	118	140
One Shinhan Global Fund1	Fees and commission income		208	104	—
Open-Shinhan Portfolio Investment Association No. 1	Fees and commission income		59	—	—
FuturePlay-Shinhan Tech Innovation Fund 1	Fees and commission income		241	227	56
Korea Credit Bureau	Fees and commission income		14	13	14
”	Interest expense		(9)	—	—
Goduck Gangil1 PFV Co., Ltd	Interest income		754	377	143
”	Reversal for credit loss		20	31	20
SBC PFV Co., Ltd	Fees and commission income		776	808	—
”	Interest expense		(14)	(23)	(13)
Goduck Gangil10 PFV Co., Ltd	Interest income		283	171	69
”	Interest expense		(78)	(738)	(647)
”	Reversal for credit loss		(4)	14	4
COSPEC BIM tech (*1)	Interest income		41	—	—
”	Reversal(provision) for credit loss		95	—	—
Korea Omega Project Fund I	Fees and commission income		180	180	166
New Green Shinhan Mezzanine Fund (*1)	Fees and commission income		334	—	—
Sparklabs-Shinhan Opportunity Fund 1	Fees and commission income		202	202	39
EDNCENTRAL Co.,Ltd.	Interest income		1,140	267	—
”	Fees and commission income		714	3,212	—
Kakao-Shinhan 1st TNYT Fund	Fees and commission income		386	386	386
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment (*1)	Interest income		1	—	—
”	Fees and commission income		5,474	—	—
Future-Creation Neoplux Venture Capital Fund	Interest income		31	74	86
”	Fees and commission income		308	53	—
Neoplux Market-Frontier Secondary Fund	Fees and commission income		954	904	592
Gyeonggi-Neoplux Superman Fund	Fees and commission income		621	623	551

Related party	Account	2021		2022	2023
Investments in associates (continued)

Shinhan-Neoplux Energy Newbiz Fund	Fees and commission income	~~W~~	1,002	978	906
NewWave 6th Fund	Fees and commission income		1,210	1,014	984
SHINHAN-NEO Core Industrial Technology Fund	Fees and commission income		498	498	496
KTC-NP Growth Champ 2011-2 Private Equity Fund (*4)	Interest income		26	59	36
Neoplux No.3 Private Equity Fund	Fees and commission income		2,433	3,190	2,676
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45 (*2)	Fees and commission income		83	—	—
Shinhan Smilegate Global PEF I	Fees and commission income		189	49	—
SHINHAN-NEO Market-Frontier 2nd Fund	Fees and commission income		2,026	2,050	1,596
Korea Digital Asset Custody	Interest expense		(2)	—	—
SWK-Shinhan New Technology Investment Fund 1st	Fees and commission income		41	76	61
Ulmus SHC innovation investment fund	Fees and commission income		63	94	91
iPIXEL Co.,Ltd.	Interest income		2	1	—
CJL No.1 Private Equity Fund	Interest expense		(2)	(7)	(10)
Reverent-Shinhan Vista Fund	Fees and commission income		90	40	80
Hermes Private Investment Equity Fund	Interest expense		(1)	—	—
Kiwoom-Shinhan Innovation Fund 2	Fees and commission income		115	279	268
ETRI Holdings-Shinhan 1st Unicorn Fund	Fees and commission income		32	100	100
Shinhan-Time mezzanine blind Fund	Fees and commission income		300	107	226
Shinhan VC tomorrow venture fund 1	Fees and commission income		419	3,400	3,280
JS Shinhan Private Equity Fund	Fees and commission income		250	587	600
Stonebridge-Shinhan Unicorn Secondary Fund	Fees and commission income		—	591	444
Shinhan-Kunicorn first Fund	Fees and commission income		—	261	232
Shinhan-Quantum Startup Fund	Fees and commission income		—	125	153

Related party	Account	2021		2022	2023
Investments in associates (continued)
Shinhan Simone Fund I	Fees and commission income	~~W~~	—	78	78
ShinhanFitrin 1st Technology Business Investment Association	Fees and commission income		—	59	85
DDI LVC Master Real Estate Investment Trust Co., Ltd.	Interest expense		—	(1)	(1)
Logisvalley Shinhan REIT Co.,Ltd.	Interest income		—	1,018	1,841
”	Fees and commission income		—	458	163
”	Interest expense		—	(1)	(2)
”	Provision for credit loss		—	(28)	(8)
Shinhan-Dev healthcare Fund I	Fees and commission income		—	66	77
Shinhan-Cognitive Start-up Fund L.P.	Fees and commission income		—	192	188
Global Commerce Fund	Fees and commission income		—	10	30
Shinhan-HGI Social Enterprise Fund	Fees and commission income		—	27	63
Shinhan-WWG Energy Fund New Technology Venture Investment Fund	Fees and commission income		—	22	45
IGIS-Shinhan New Technology Fund 1	Fees and commission income		—	36	36
Shinhan-G.N.Tech Smart Innovation Fund	Fees and commission income		—	81	260
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1 (*5)	Fees and commission income		—	6	—
SH Global Net Zero Solution Security Investment Trust	Fees and commission income		—	82	75
SH 1.5years Maturity Investment Type Security Investment Trust No.2	Fees and commission income		—	—	16
Newlake Growth Capital Partners2 PEF (*4)	Interest expense		—	(1)	—
Shinhan Global Active REIT Co.Ltd	Fees and commission income		—	—	17
”	Interest expense		—	(1)	(2)
DeepBlue No.1 Private Equity Fund (*4)	Interest expense		—	(2)	—
DS SHINHAN Content Investment Fund 1	Fees and commission income		—	18	18

Related party	Account	2021		2022	2023
Investments in associates (continued)
Shinhan Time 1st Investment fund	Fees and commission income	~~W~~	—	4	26

SHINHAN SGC ESG Fund No.1	Fees and commission income		—	5	115
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund	Fees and commission income		—	4	125
Shinhan-iSquare Venture PEF 1	Fees and commission income		—	3	100
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st	Fees and commission income		—	—	42
DS-Shinhan-JBWoori New Media New Tehcnology Investment Fund No.1	Fees and commission income		—	—	216
NH-J&-IBKC Label Technology Fund	Interest expense		—	—	(12)
Bonanza-Shinhan GIB Innovative Semiconductor Investment Fund	Fees and commission income		—	—	55
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund	Fees and commission income		—	—	113
Shinhan M&A ESG Investment Fund	Fees and commission income		—	—	726
Shinhan-JW Mezzanine New Technology Fund 1 st	Fees and commission income		—	—	46
K REITS Infra Real estate	Fees and commission income		—	—	25
MAN Global Strategy Bond(H)	Fees and commission income		—	—	2
Shinhan time secondary blind new technology investment trust	Fees and commission income		—	—	71
Shinhan-openwater pre-IPO Investment Trust 1	Fees and commission income		—	—	36
Shinhan-CJ Technology Innovation Fund No. 1	Fees and commission income		—	—	88
Shinhan-Eco Venture Fund 2 nd	Fees and commission income		—	—	49
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1	Fees and commission income		—	—	87

Related party	Account	2021		2022	2023
Investments in associates (continued)
Hantoo Shinhan Lake K-beauty Technology Investment Trust	Fees and commission income	~~W~~	—	—	94

Shinhan HB Wellness 1st Investment Trust	Fees and commission income		—	—	35
Shinhan JN Wave Technology Investment Trust	Fees and commission income		—	—	2
Shinhan General Private Real Estate Investment Trust No.3	Fees and commission income		—	—	13
Shinhan-Timefolio Bio Accelerator Fund	Fees and commission income		—	—	163
Shinhan DS Secondary Investment Fund	Fees and commission income		—	—	139
Fortress-shinhan New Tech Fund No.1	Fees and commission income		—	—	27
Shinhan-Ulmus Sobujang hyeokshin Enterprise Investment Association No.7	Fees and commission income		—	—	18
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.	Fees and commission income		—	—	25
Key management personnel and their immediate relatives
Interest income			122	205	242

		~~W~~	27,614	27,443	26,270

(*1)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2021.
(*2)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2022.
(*3)
It is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance Co., Ltd for the year ended December 31, 2022. The transaction amount for the years ended December 31, 2021 and 2022 is the amount before being incorporated into the consolidation target.

(*4)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2023.
(*5)	It is incorporated into the consolidation target as the Group held control due to increased equity ratio for the year ended December 31, 2023.

(c)	Key management personnel compensation
Key management personnel compensation for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Short-term employee benefits	~~W~~	23,972	27,591	25,007
Severance benefits		686	817	809
Share-based payment transactions (*)		13,886	9,777	11,862

	~~W~~	38,544	38,185	37,678

(*)	The expenses of share-based payment transactions are the renumeration expenses during the vesting period.

(d)	The guarantees and purchase agreement provided between the related parties as of December 31, 2022 and 2023 are as follows:

		Amount of guarantees
Guarantor	Guaranteed Parties	2022		2023	Account
Shinhan Bank	BNP Paribas Cardif Life Insurance	~~W~~	10,000	10,000	Unused loan limit
”	Key Management Personnel		2,143	3,241	Unused loan limit
Shinhan Card	BNP Paribas Cardif Life Insurance		883	895	Unused credit line
The Group	Structured entities		296,118	326,830	Purchase agreement

		~~W~~ 309,144		340,966

(e)	Details of collaterals provided by the related parties as of December 31, 2022 and 2023 are as follows:

			Amount of assets pledged
Provided to	Provided by	Pledged assets	2022		2023
Shinhan Bank	BNP Paribas Cardif Life Insurance	Government bonds	~~W~~	12,400	2,400
	iPIXEL Co.,Ltd.	Electronic credit guarantee		190	—
	Logisvalley Shinhan REIT Co.,Ltd.	Collateral trust		51,600	39,600
	Key Management Personnel	Properties		8,073	4,417
	”	Deposits and etc.		1,306	1,127
	”	Guarantee		3,092	1,308

				12,471	6,852

			~~W~~	76,661	48,852

(f)	Details of significant loan transactions with related parties as of December 31, 2022 and 2023 are as follows:

		2022
Classification	Company	Beginning		Execution	Collection	Others (*)	Ending
Investments in associates	Nomura-Rifa Private Real Estate Investment Trust No.19	~~W~~	11,880	—	—	—	11,880
	EDNCENTRAL Co.,Ltd.		19,739	—	(20,000)	261	—
	Goduck Gangil1 PFV Co., Ltd.		12,000	—	(5,175)	—	6,825
	Goduck Gangil10 PFV Co., Ltd.		7,600	—	(4,500)	—	3,100
	iPIXEL Co.,Ltd.		55	—	—	(55)	—
	Logisvalley Shinhan REIT Co.,Ltd.		—	43,000	—	—	43,000
Key Management Personnel			6,150	4,590	(4,177)	—	6,563

	Total	~~W~~	57,424	47,590	(33,852)	206	71,368

(*)	The effect on changes in allowance for credit loss is included.

		2023
Classification	Company	Beginning		Execution	Collection	Others (*)	Ending
Investments in associates	Nomura-Rifa Private Real Estate Investment Trust No.19	~~W~~	11,880	—	—	(351)	11,529
	Goduck Gangil1 PFV Co., Ltd.		6,825	—	(6,825)	—	—
	Goduck Gangil10 PFV Co., Ltd.		3,100	—	(2,000)	—	1,100
	Logisvalley Shinhan REIT Co.,Ltd.		43,000	33,000	(43,000)	—	33,000
Key Management Personnel			6,563	3,154	(4,712)	—	5,005

	Total	~~W~~	71,368	36,154	(56,537)	(351)	50,634

(*)	The effect on changes in allowance for credit loss is included.